First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 100.1%
	Automobiles – 2.7%
13,813	Winnebago Industries, Inc.	$410,522
	Building Products – 6.4%
33,222	Hayward Holdings, Inc. (a)	510,954
4,502	UFP Industries, Inc.	441,196
		952,150
	Capital Markets – 3.0%
1,646	Morningstar, Inc.	455,053
	Electronic Equipment, Instruments & Components – 9.3%
30,011	Knowles Corp. (a)	609,523
1,007	Littelfuse, Inc.	259,131
12,450	Vontier Corp.	516,302
		1,384,956
	Financial Services – 2.0%
14,114	Cannae Holdings, Inc.	301,757
	Food Products – 6.0%
4,009	J&J Snack Foods Corp.	452,576
7,104	John B. Sanfilippo & Son, Inc.	449,754
		902,330
	Ground Transportation – 2.8%
34,100	Marten Transport Ltd.	414,656
	Health Care Equipment & Supplies – 12.2%
8,411	CONMED Corp.	430,223
14,514	Enovis Corp. (a)	388,975
7,356	Haemonetics Corp. (a)	544,638
2,047	UFP Technologies, Inc. (a)	463,420
		1,827,256
	Hotels, Restaurants & Leisure – 2.9%
2,903	Vail Resorts, Inc.	436,205
	Household Durables – 2.7%
986	Cavco Industries, Inc. (a)	398,019
	Household Products – 2.9%
8,105	Spectrum Brands Holdings, Inc.	433,699
	Insurance – 12.2%
11,386	Baldwin Insurance (The) Group, Inc. (a)	419,460
49,276	Hagerty, Inc., Class A (a)	500,644
6,212	RLI Corp.	409,930
7,728	Stewart Information Services Corp.	501,779
		1,831,813
Shares	Description	Value

	Interactive Media & Services – 4.0%
34,327	TripAdvisor, Inc. (a)	$600,379
	Leisure Products – 1.2%
18,853	American Outdoor Brands, Inc. (a)	177,407
	Machinery – 10.2%
19,172	Gates Industrial Corp. PLC (a)	475,465
4,025	JBT Marel Corp.	554,645
1,273	RBC Bearings, Inc. (a)	493,084
		1,523,194
	Personal Care Products – 2.8%
16,781	Edgewell Personal Care Co.	423,385
	Real Estate Management & Development – 3.7%
13,132	Altus Group Ltd.	549,469
	Software – 3.5%
18,826	I3 Verticals, Inc., Class A (a)	526,752
	Specialty Retail – 3.4%
14,522	Valvoline, Inc. (a)	511,901
	Textiles, Apparel & Luxury Goods – 3.1%
29,696	Movado Group, Inc.	460,585
	Water Utilities – 3.1%
9,613	H20 America	464,212
	Total Common Stocks	14,985,700
	(Cost $14,304,992)
MONEY MARKET FUNDS – 0.2%
28,327	Dreyfus Government Cash Management Fund, Institutional Class - 4.20% (b)	28,327
	(Cost $28,327)
	Total Investments – 100.3%	15,014,027
	(Cost $14,333,319)
	Net Other Assets and Liabilities – (0.3)%	(43,176)
	Net Assets – 100.0%	$14,970,851

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,985,700	$14,985,700	$—	$—
Money Market Funds	28,327	28,327	—	—
Total Investments	$15,014,027	$15,014,027	$—	$—

*	See Portfolio of Investments for industry breakout.